Quarterly Holdings Report
for
Fidelity® Large Cap Value Enhanced Index Fund
November 30, 2021
VEI-NPRT1-0122
1.859524.114
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,526,579	34,851,799
Lumen Technologies, Inc. (a)	263,914	3,256,699
Verizon Communications, Inc.	1,324,578	66,586,536
		104,695,034
Entertainment - 1.5%
Activision Blizzard, Inc.	263,451	15,438,229
Electronic Arts, Inc.	234,886	29,177,539
The Walt Disney Co. (b)	308,705	44,731,355
		89,347,123
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (b)	12,567	35,664,518
Class C (b)	14,595	41,581,739
		77,246,257
Media - 1.5%
Comcast Corp. Class A	1,281,061	64,027,429
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	49,918	3,041,005
Liberty SiriusXM Series A (b)	137,024	6,686,771
Liberty SiriusXM Series C (b)	153,413	7,506,498
News Corp. Class A	354,613	7,666,733
		88,928,436
TOTAL COMMUNICATION SERVICES		360,216,850
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (b)	72,965	1,467,326
Automobiles - 0.5%
Ford Motor Co.	1,243,658	23,865,797
Thor Industries, Inc. (a)	25,898	2,737,678
		26,603,475
Distributors - 0.8%
Genuine Parts Co.	218,799	27,949,384
LKQ Corp.	349,037	19,511,168
		47,460,552
Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc. (b)	18,773	1,360,479
Service Corp. International	68,581	4,537,319
		5,897,798
Hotels, Restaurants & Leisure - 1.6%
International Game Technology PLC (a)	539,518	14,577,776
McDonald's Corp.	276,434	67,615,756
Travel+Leisure Co.	84,545	4,161,305
Wendy's Co.	498,144	10,251,804
Yum! Brands, Inc.	13,391	1,644,950
		98,251,591
Household Durables - 1.3%
D.R. Horton, Inc.	227,141	22,191,676
Lennar Corp. Class A	72,708	7,637,975
Meritage Homes Corp. (b)	134,628	15,194,116
PulteGroup, Inc.	133,249	6,666,447
Toll Brothers, Inc.	137,825	8,747,753
Whirlpool Corp. (a)	86,158	18,760,043
		79,198,010
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	20,537	1,385,426
Leisure Products - 0.2%
Brunswick Corp.	139,060	13,059,125
Multiline Retail - 1.1%
Dollar General Corp.	81,526	18,041,704
Dollar Tree, Inc. (b)	112,413	15,044,232
Kohl's Corp.	112,052	5,740,424
Target Corp.	97,966	23,888,029
		62,714,389
Specialty Retail - 0.9%
AutoNation, Inc. (a)(b)	77,914	9,649,649
Dick's Sporting Goods, Inc. (a)	33,277	3,912,044
Foot Locker, Inc.	267,133	12,191,950
Lithia Motors, Inc. Class A (sub. vtg.)	37,886	11,037,328
O'Reilly Automotive, Inc. (b)	12,898	8,230,988
Ulta Beauty, Inc. (b)	28,579	10,972,907
		55,994,866
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	36,691	3,917,865
Ralph Lauren Corp.	16,033	1,860,469
		5,778,334
TOTAL CONSUMER DISCRETIONARY		397,810,892
CONSUMER STAPLES - 6.8%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	31,791	1,080,576
Molson Coors Beverage Co. Class B	184,936	8,218,556
The Coca-Cola Co.	692,194	36,305,575
		45,604,707
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	7,302	1,418,706
Kroger Co.	163,089	6,773,086
Walmart, Inc.	644,669	90,659,801
		98,851,593
Food Products - 1.9%
Archer Daniels Midland Co.	148,791	9,256,288
Bunge Ltd.	11,822	1,023,431
Conagra Brands, Inc.	96,293	2,941,751
General Mills, Inc.	220,051	13,592,550
Ingredion, Inc.	15,238	1,419,115
Mondelez International, Inc.	441,092	25,997,962
The J.M. Smucker Co.	59,279	7,497,015
The Kraft Heinz Co.	726,560	24,419,682
Tyson Foods, Inc. Class A	364,146	28,752,968
		114,900,762
Household Products - 2.0%
Colgate-Palmolive Co.	237,687	17,831,279
Procter & Gamble Co.	718,315	103,853,983
		121,685,262
Tobacco - 0.5%
Altria Group, Inc.	328,677	14,014,787
Philip Morris International, Inc.	178,164	15,311,414
		29,326,201
TOTAL CONSUMER STAPLES		410,368,525
ENERGY - 6.1%
Energy Equipment & Services - 0.7%
Halliburton Co.	733,976	15,846,542
Schlumberger Ltd.	1,000,399	28,691,443
		44,537,985
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (b)	96,060	1,686,814
APA Corp.	44,434	1,145,064
Chevron Corp.	633,316	71,482,377
ConocoPhillips Co.	827,242	58,014,481
Continental Resources, Inc.	75,612	3,352,636
Coterra Energy, Inc.	52,114	1,046,449
Devon Energy Corp.	290,398	12,214,140
EOG Resources, Inc.	312,560	27,192,720
EQT Corp. (b)	259,600	5,044,028
Exxon Mobil Corp.	1,316,428	78,775,052
Hess Corp.	121,500	9,054,180
Kinder Morgan, Inc.	430,148	6,650,088
Marathon Oil Corp.	1,228,769	19,033,632
Murphy Oil Corp. (a)	136,727	3,634,204
Occidental Petroleum Corp.	319,352	9,468,787
Pioneer Natural Resources Co.	88,260	15,738,523
SM Energy Co.	68,349	1,982,121
		325,515,296
TOTAL ENERGY		370,053,281
FINANCIALS - 21.4%
Banks - 9.3%
Bank of America Corp.	2,366,622	105,243,680
Bank of Hawaii Corp. (a)	6,053	482,908
Citigroup, Inc.	970,895	61,846,012
Citizens Financial Group, Inc.	322,770	15,257,338
Comerica, Inc.	144,129	11,894,966
East West Bancorp, Inc.	30,019	2,311,463
Eastern Bankshares, Inc.	247,432	4,980,806
Fifth Third Bancorp	156,201	6,583,872
First Republic Bank	67,993	14,255,412
FNB Corp., Pennsylvania	199,643	2,327,837
Hancock Whitney Corp.	191,761	9,162,341
Huntington Bancshares, Inc.	298,922	4,436,002
JPMorgan Chase & Co.	952,192	151,236,655
KeyCorp	208,552	4,679,907
M&T Bank Corp.	20,236	2,966,800
PacWest Bancorp	55,063	2,463,519
PNC Financial Services Group, Inc.	128,667	25,347,399
Popular, Inc.	77,703	6,046,847
Regions Financial Corp.	1,256,105	28,576,389
Synovus Financial Corp.	120,429	5,454,229
Truist Financial Corp.	35,824	2,124,721
U.S. Bancorp	271,074	15,001,235
Wells Fargo & Co.	1,687,253	80,616,948
		563,297,286
Capital Markets - 4.6%
Ameriprise Financial, Inc.	52,516	15,208,634
BlackRock, Inc. Class A	15,660	14,166,193
Charles Schwab Corp.	191,657	14,832,335
CME Group, Inc.	32,440	7,153,669
Goldman Sachs Group, Inc.	146,840	55,944,572
Intercontinental Exchange, Inc.	113,971	14,898,289
Jefferies Financial Group, Inc.	693,201	26,050,494
Morgan Stanley	691,522	65,570,116
Northern Trust Corp.	145,254	16,805,888
Raymond James Financial, Inc.	162,318	15,954,236
SEI Investments Co.	45,585	2,718,234
State Street Corp.	251,079	22,338,499
Stifel Financial Corp.	116,232	8,253,634
		279,894,793
Consumer Finance - 1.2%
Capital One Financial Corp.	245,747	34,534,826
Discover Financial Services	126,491	13,642,054
OneMain Holdings, Inc.	161,137	8,023,011
Synchrony Financial	349,917	15,672,782
		71,872,673
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (b)	621,127	171,859,635
Insurance - 3.2%
American International Group, Inc.	62,062	3,264,461
Aon PLC	51,656	15,278,295
Arch Capital Group Ltd. (b)	72,677	2,934,697
Arthur J. Gallagher & Co.	9,204	1,499,332
Assurant, Inc.	20,114	3,059,339
Axis Capital Holdings Ltd.	52,688	2,617,540
Brown & Brown, Inc.	148,177	9,544,081
Chubb Ltd.	84,513	15,167,548
Fidelity National Financial, Inc.	461,042	22,549,564
First American Financial Corp.	369,584	27,415,741
Hartford Financial Services Group, Inc.	10,152	671,047
Loews Corp.	65,700	3,512,322
Marsh & McLennan Companies, Inc.	10,871	1,783,061
MetLife, Inc.	619,879	36,362,102
Primerica, Inc.	78,595	11,565,254
Reinsurance Group of America, Inc.	77,893	7,392,825
Selective Insurance Group, Inc.	40,862	3,086,715
The Travelers Companies, Inc.	61,579	9,049,034
W.R. Berkley Corp.	226,345	17,347,081
		194,100,039
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc.	101,292	3,038,760
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	460,914	5,521,750
TOTAL FINANCIALS		1,289,584,936
HEALTH CARE - 18.2%
Biotechnology - 2.1%
Amgen, Inc.	133,695	26,589,262
Biogen, Inc. (b)	46,222	10,896,374
Gilead Sciences, Inc.	740,200	51,021,986
Incyte Corp. (b)	53,532	3,625,187
Regeneron Pharmaceuticals, Inc. (b)	21,133	13,451,788
Sage Therapeutics, Inc. (b)	8,615	335,210
United Therapeutics Corp. (b)	49,878	9,451,881
Vertex Pharmaceuticals, Inc. (b)	45,200	8,449,688
		123,821,376
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	228,737	28,768,252
Baxter International, Inc.	294,655	21,972,423
Boston Scientific Corp. (b)	326,269	12,421,061
Dentsply Sirona, Inc.	213,519	10,406,916
Hologic, Inc. (b)	161,313	12,054,920
Medtronic PLC	387,200	41,314,240
Ortho Clinical Diagnostics Holdings PLC	338,292	6,474,909
Quidel Corp. (b)	11,774	1,737,371
STERIS PLC	25,975	5,676,317
		140,826,409
Health Care Providers & Services - 4.3%
Anthem, Inc.	145,643	59,164,556
Centene Corp. (b)	50,387	3,598,136
CVS Health Corp.	686,738	61,160,886
Humana, Inc.	6,168	2,588,771
Laboratory Corp. of America Holdings (b)	41,394	11,810,950
Molina Healthcare, Inc. (b)	18,134	5,171,454
Quest Diagnostics, Inc.	9,950	1,479,366
Select Medical Holdings Corp.	232,053	6,230,623
UnitedHealth Group, Inc.	248,898	110,565,470
		261,770,212
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (b)	47,430	13,402,769
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	130,753	19,730,628
Bio-Rad Laboratories, Inc. Class A (b)	28,685	21,605,542
Danaher Corp.	189,953	61,096,483
Medpace Holdings, Inc. (b)	5,867	1,216,874
PerkinElmer, Inc.	22,320	4,065,811
QIAGEN NV (b)	28,528	1,572,749
Thermo Fisher Scientific, Inc.	129,998	82,266,634
Waters Corp. (b)	13,556	4,447,317
West Pharmaceutical Services, Inc.	6,007	2,659,059
		198,661,097
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	1,145,855	61,452,204
Johnson & Johnson	859,866	134,078,905
Merck & Co., Inc.	904,861	67,783,138
Organon & Co.	138,668	4,053,266
Pfizer, Inc.	1,743,931	93,701,413
		361,068,926
TOTAL HEALTH CARE		1,099,550,789
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	80,243	10,096,174
Lockheed Martin Corp.	21,834	7,277,709
Mercury Systems, Inc. (b)	333,749	16,337,014
Moog, Inc. Class A	157,450	10,890,817
Northrop Grumman Corp.	12,014	4,190,483
Parsons Corp. (a)(b)	204,718	6,794,590
Raytheon Technologies Corp.	296,109	23,961,140
Textron, Inc.	130,842	9,263,614
The Boeing Co. (b)	58,000	11,475,300
		100,286,841
Air Freight & Logistics - 0.2%
FedEx Corp.	62,480	14,393,518
Airlines - 0.1%
Alaska Air Group, Inc. (b)	101,072	4,909,067
Building Products - 0.7%
A.O. Smith Corp.	45,782	3,619,067
Johnson Controls International PLC	283,080	21,163,061
Owens Corning	104,143	8,835,492
Simpson Manufacturing Co. Ltd.	23,212	2,677,736
UFP Industries, Inc.	51,219	4,265,518
		40,560,874
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (b)	92,052	9,337,755
Driven Brands Holdings, Inc.	122,935	3,793,774
Republic Services, Inc.	306,122	40,487,696
Waste Management, Inc.	21,904	3,519,316
		57,138,541
Construction & Engineering - 0.3%
EMCOR Group, Inc.	138,408	16,517,611
Electrical Equipment - 1.7%
AMETEK, Inc.	100,196	13,676,754
Atkore, Inc. (b)	33,092	3,524,298
Eaton Corp. PLC	240,795	39,023,238
Emerson Electric Co.	256,767	22,554,413
nVent Electric PLC	414,088	14,422,685
Regal Rexnord Corp.	41,645	6,584,075
Rockwell Automation, Inc.	7,713	2,593,111
		102,378,574
Industrial Conglomerates - 1.4%
3M Co.	46,202	7,856,188
General Electric Co.	490,667	46,608,458
Honeywell International, Inc.	132,342	26,764,846
Roper Technologies, Inc.	9,504	4,411,282
		85,640,774
Machinery - 1.3%
AGCO Corp.	85,996	9,477,619
Allison Transmission Holdings, Inc.	180,684	6,249,860
Caterpillar, Inc.	115,924	22,413,905
Cummins, Inc.	64,249	13,476,228
Deere & Co.	25,570	8,835,458
Fortive Corp.	158,460	11,705,440
Gates Industrial Corp. PLC (b)	146,010	2,340,540
Parker Hannifin Corp.	10,081	3,045,067
		77,544,117
Professional Services - 0.4%
FTI Consulting, Inc. (b)	12,744	1,861,771
IHS Markit Ltd.	58,396	7,464,177
Jacobs Engineering Group, Inc.	23,358	3,329,916
Leidos Holdings, Inc.	40,476	3,558,245
Manpower, Inc.	108,849	9,756,136
		25,970,245
Road & Rail - 1.5%
CSX Corp.	566,462	19,633,573
Knight-Swift Transportation Holdings, Inc. Class A	110,904	6,349,254
Norfolk Southern Corp.	35,935	9,532,477
Ryder System, Inc.	139,576	11,595,974
Schneider National, Inc. Class B	398,959	9,814,391
Union Pacific Corp.	84,029	19,800,594
Werner Enterprises, Inc.	201,234	9,077,666
XPO Logistics, Inc. (b)	35,486	2,570,606
		88,374,535
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	93,559	7,363,093
W.W. Grainger, Inc.	17,032	8,199,375
		15,562,468
TOTAL INDUSTRIALS		629,277,165
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.7%
Ciena Corp. (b)	119,773	7,213,928
Cisco Systems, Inc.	1,439,627	78,949,145
Juniper Networks, Inc.	484,732	15,089,707
		101,252,780
Electronic Equipment & Components - 0.6%
Avnet, Inc.	54,143	1,963,767
National Instruments Corp.	612,333	25,424,066
Teledyne Technologies, Inc. (b)	5,700	2,367,153
Vontier Corp.	242,671	7,646,563
		37,401,549
IT Services - 2.3%
Alliance Data Systems Corp.	69,743	4,753,683
Amdocs Ltd.	393,614	27,482,129
Automatic Data Processing, Inc.	21,409	4,943,124
Cognizant Technology Solutions Corp. Class A	104,229	8,127,777
DXC Technology Co. (b)	81,708	2,450,423
EPAM Systems, Inc. (b)	9,295	5,656,472
FleetCor Technologies, Inc. (b)	90,760	18,799,119
Gartner, Inc. (b)	12,840	4,009,290
Global Payments, Inc.	76,672	9,127,035
GoDaddy, Inc. (b)	183,144	12,851,214
IBM Corp.	241,104	28,233,278
Kyndryl Holdings, Inc. (a)	314,541	4,969,748
SolarWinds, Inc. (a)	90,456	1,302,566
The Western Union Co.	342,204	5,413,667
		138,119,525
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	28,544	5,145,056
Broadcom, Inc.	37,690	20,868,199
Cirrus Logic, Inc. (b)	181,682	14,567,263
Intel Corp.	1,779,257	87,539,444
Micron Technology, Inc.	107,588	9,037,392
NXP Semiconductors NV	23,842	5,325,349
Qorvo, Inc. (b)	38,449	5,622,397
Qualcomm, Inc.	183,688	33,166,705
Semtech Corp. (b)	41,148	3,525,149
Synaptics, Inc. (b)	7,337	2,070,795
Texas Instruments, Inc.	52,438	10,087,498
		196,955,247
Software - 3.2%
Adobe, Inc. (b)	5,119	3,428,962
Black Knight, Inc. (b)	401,909	28,724,436
Box, Inc. Class A (b)	604,216	14,144,697
CDK Global, Inc.	79,757	3,081,810
Citrix Systems, Inc.	19,730	1,586,884
Dropbox, Inc. Class A (b)	1,272,393	31,313,592
Mandiant, Inc. (b)	135,631	2,301,658
Nutanix, Inc. Class A (b)	253,429	8,418,911
Salesforce.com, Inc. (b)	134,284	38,265,569
SS&C Technologies Holdings, Inc.	330,259	25,208,669
Synopsys, Inc. (b)	93,248	31,797,568
VMware, Inc. Class A (b)	68,910	8,044,553
		196,317,309
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	123,692	10,993,745
Western Digital Corp. (b)	205,854	11,906,595
		22,900,340
TOTAL INFORMATION TECHNOLOGY		692,946,750
MATERIALS - 3.7%
Chemicals - 2.4%
CF Industries Holdings, Inc.	366,801	22,224,473
Corteva, Inc.	719,328	32,369,760
Dow, Inc.	380,649	20,909,050
DuPont de Nemours, Inc.	457,025	33,801,569
Eastman Chemical Co.	130,587	13,618,918
FMC Corp.	166,413	16,672,918
NewMarket Corp.	11,028	3,653,576
The Chemours Co. LLC	160,412	4,764,236
		148,014,500
Construction Materials - 0.1%
Vulcan Materials Co.	19,804	3,795,239
Containers & Packaging - 0.3%
International Paper Co.	77,809	3,541,866
WestRock Co.	287,213	12,462,172
		16,004,038
Metals & Mining - 0.9%
Alcoa Corp.	429,231	19,972,118
Freeport-McMoRan, Inc.	489,784	18,161,191
Reliance Steel & Aluminum Co.	34,249	5,090,429
United States Steel Corp.	468,019	10,581,910
		53,805,648
TOTAL MATERIALS		221,619,425
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Homes 4 Rent Class A	615,108	24,659,680
American Tower Corp.	23,090	6,060,663
Apartment Income (REIT) Corp.	291,484	14,795,728
Brixmor Property Group, Inc.	220,400	5,011,896
Camden Property Trust (SBI)	36,789	6,077,911
Crown Castle International Corp.	89,557	16,268,029
CubeSmart	55,491	2,992,075
Douglas Emmett, Inc.	55,738	1,826,534
Equity Commonwealth (b)	46,997	1,196,074
Extra Space Storage, Inc.	27,106	5,421,200
First Industrial Realty Trust, Inc.	84,387	5,097,819
Healthcare Realty Trust, Inc.	229,067	7,174,378
Highwoods Properties, Inc. (SBI)	190,520	8,230,464
Hudson Pacific Properties, Inc.	80,891	1,968,887
Invitation Homes, Inc.	551,830	22,316,005
JBG SMITH Properties	98,319	2,732,285
Kilroy Realty Corp.	47,323	3,053,753
Kite Realty Group Trust	278,155	5,596,479
Life Storage, Inc.	40,119	5,301,325
National Retail Properties, Inc.	79,282	3,496,336
National Storage Affiliates Trust	266,399	16,351,571
Prologis (REIT), Inc.	125,135	18,864,101
PS Business Parks, Inc.	48,140	8,434,128
Public Storage	73,187	23,959,960
Realty Income Corp.	315,935	21,458,305
SBA Communications Corp. Class A	45,734	15,723,349
Stag Industrial, Inc.	190,833	8,316,502
Terreno Realty Corp.	96,841	7,374,442
Ventas, Inc.	59,803	2,805,957
Weyerhaeuser Co.	448,147	16,854,809
		289,420,645
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (b)	9,752	2,290,842
TOTAL REAL ESTATE		291,711,487
UTILITIES - 3.5%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	82,157	6,658,825
Duke Energy Corp.	243,749	23,646,090
Hawaiian Electric Industries, Inc.	293,426	11,147,254
IDACORP, Inc.	97,145	10,163,310
NextEra Energy, Inc.	674,123	58,500,394
NRG Energy, Inc.	81,755	2,944,815
OGE Energy Corp.	211,606	7,262,318
Portland General Electric Co.	186,425	9,073,305
		129,396,311
Multi-Utilities - 1.2%
Ameren Corp.	30,763	2,509,953
MDU Resources Group, Inc.	417,875	11,378,736
NiSource, Inc.	80,486	1,972,712
Public Service Enterprise Group, Inc.	340,518	21,278,970
Sempra Energy	141,375	16,946,621
WEC Energy Group, Inc.	194,669	16,922,576
		71,009,568
Water Utilities - 0.2%
American Water Works Co., Inc.	61,846	10,425,380
TOTAL UTILITIES		210,831,259
TOTAL COMMON STOCKS (Cost $4,979,247,892)		5,973,971,359

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	46,696,178	46,705,517
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	25,670,809	25,673,376
TOTAL MONEY MARKET FUNDS (Cost $72,378,893)		72,378,893

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,051,626,785)	6,046,350,252
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(17,040,314)
NET ASSETS - 100.0%	6,029,309,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	242	Dec 2021	55,251,625	2,875,429	2,875,429

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $2,829,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	25,805,671	147,197,451	126,297,605	9,182	-	-	46,705,517	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	54,824,025	119,483,225	148,633,874	9,266	-	-	25,673,376	0.1%
Total	80,629,696	266,680,676	274,931,479	18,448	-	-	72,378,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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